Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 3,852,519	¥ 4,469,286
Other		474,856	468,344
Collateral pledged for derivative transactions		1,486,416	988,881
Margins provided for futures contracts		199,052	183,747
Other		949,185	890,350
Prepaid pension cost		729,686	768,998
Right-of-use assets		533,129	549,668
Security deposits		82,895	83,343
Loans held for sale		166,145	228,995
Other	[1]	1,214,478	1,069,348
Total		9,688,363	9,700,960
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		1,879,639	1,799,116
Other		589,300	527,493
Guaranteed trust principal	[2]	802,229	817,448
Lease liabilities		556,467	571,087
Collateral accepted for derivative transactions		1,614,711	1,008,083
Margins accepted for futures contracts		52,500	81,925
Unearned income		105,041	112,077
Other		1,731,902	1,399,466
Total		¥ 7,331,789	¥ 6,316,695

[1]	The MHFG Group included premises and equipment classified as held for sale in Other.
[2]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.